Costs Associated with Exit and Restructuring Activities - Additional Information (Details) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	21 Months Ended	31 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012 employee	Dec. 31, 2012	Jun. 30, 2012 employee	Dec. 31, 2015 employee	Dec. 31, 2015 employee
Restructuring charges
Restructuring charges	$ 7,876,000
Cost of goods sold [Member]
Restructuring charges
Restructuring charges	1,935,000
Operating Expense [Member]
Restructuring charges
Restructuring charges	5,941,000
April 2014 Plan [Member]
Restructuring charges
Restructuring charges	3,470,000
June 2013 Plan [Member]
Restructuring charges
Restructuring charges	4,406,000	11,508,000
June 2013 Plan [Member] | Cost of goods sold [Member]
Restructuring charges
Restructuring charges	1,935,000	1,053,000
June 2013 Plan [Member] | Operating Expense [Member]
Restructuring charges
Restructuring charges	2,471,000	10,455,000
December 2012 Plan [Member]
Restructuring charges
Restructuring charges		264,000		2,519,000
Elimination of workforce			190
December 2012 Plan [Member] | Cost of goods sold [Member]
Restructuring charges
Restructuring charges		0		54,000
December 2012 Plan [Member] | Operating Expense [Member]
Restructuring charges
Restructuring charges		264,000		2,465,000
June 2012 Plan [Member]
Restructuring charges
Restructuring charges				1,985,000
Elimination of workforce					250
June 2012 Plan [Member] | Cost of goods sold [Member]
Restructuring charges
Restructuring charges				1,013,000
June 2012 Plan [Member] | Operating Expense [Member]
Restructuring charges
Restructuring charges				$ 972,000
Scenario, Forecast [Member] | April 2014 Plan [Member]
Restructuring charges
Elimination of workforce						120
Scenario, Forecast [Member] | June 2013 Plan [Member]
Restructuring charges
Elimination of workforce							350